Technology Fund Expense Example - Technology Fund - Technology Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 181
Expense Example, with Redemption, 3 Years	571
Expense Example, with Redemption, 5 Years	986
Expense Example, with Redemption, 10 Years	$ 2,144